Restricted Net assets (Details) - PRC - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Undistributed earnings in equity investees	$ 99.9	$ 61.6
Subsidiaries
Restricted net assets	$ 0.2	$ 0.3